FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4: - FAIR VALUE MEASUREMENTS

In accordance with ASC 820, "Fair Value Measurements and Disclosures" (originally issued as SFAS 157), The Company valued the level 3 other accounts receivable, which resulted from the fair value of Parkway's estimated future consideration based on a valuation using the discounted cash flow model. Unobservable inputs used in this model are significant to the fair value of the asset. The fair value of the liability for warrants related to share purchase agreement was calculated using the Black-Scholes Model and the Company classified this liability within Level 3.

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2012:

	Fair value measurements using input type
Assets	Level 1	Level 2	Level 3	Total

Asset of discontinued operation resulting from Parkway's estimated future consideration	-	-	359	359

Total assets	-	-	359	359

For more details, refer to note 1e.

	Fair value measurements using input type
Liabilities	Level 1	Level 2	Level 3	Total

Warrants related to share purchase agreements	-	-	136	136

Total liabilities	-	-	136	136

For more details, refer to note 10c.